                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 3, 2010
                                      FOR
                     HARTFORD SELECT LEADERS LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2009. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2009)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.54%              1.67%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2009)

                                                               DISTRIBUTION
                                                                  AND/OR
                                                                 SERVICE
                                            MANAGEMENT           (12B-1)              OTHER
UNDERLYING FUND:                               FEE                FEES*              EXPENSES
--------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --
  Class 2                                      0.540%              0.250%              0.030%
 American Funds Global Small
  Capitalization Fund -- Class 2               0.720%              0.250%              0.040%
 American Funds Growth Fund -- Class 2         0.330%              0.250%              0.020%
 American Funds Growth-Income Fund --
  Class 2                                      0.280%              0.250%              0.010%
 American Funds International Fund --
  Class 2                                      0.500%              0.250%              0.040%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                   0.510%              0.250%              0.300%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.360%                 N/A              0.230%
 Mutual Shares Securities Fund --
  Class 2                                      0.600%              0.250%              0.180%
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.250%                 N/A              0.210%
 Templeton Growth Securities Fund --
  Class 2                                      0.750%              0.250%              0.040%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial
  Class                                        0.750%                 N/A              0.260%
 MFS(R) Growth Series -- Initial Class         0.750%                 N/A              0.110%
 MFS(R) Investors Growth Stock Series
  --Initial Class                              0.750%                 N/A              0.110%
 MFS(R) Investors Trust Series --
  Initial Class                                0.750%                 N/A              0.110%
 MFS(R) Total Return Series -- Initial
  Class                                        0.750%                 N/A              0.070%
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Balanced Portfolio
  --Class Y                                    0.520%              0.250%              0.310%
 Morgan Stanley -- Capital Growth
  Portfolio -- Class Y                         0.500%              0.250%              0.410%
 Morgan Stanley -- Capital
  Opportunities Portfolio -- Class Y           0.670%              0.250%              0.560%
 Morgan Stanley -- Dividend Growth
  Portfolio -- Class Y                         0.540%              0.250%              0.180%
 Morgan Stanley -- Equally-Weighted
  S&P 500 Portfolio -- Class Y                 0.120%              0.250%              0.250%
 Morgan Stanley -- Flexible Income
  Portfolio -- Class Y                         0.320%              0.250%              0.610%
 Morgan Stanley -- Focus Growth
  Portfolio -- Class Y                         0.540%              0.250%              0.230%
 Morgan Stanley -- Global
  Infrastructure Portfolio -- Class Y          0.570%              0.250%              0.850%

                                                               CONTRACTUAL
                                              TOTAL             FEE WAIVER          NET TOTAL
                                              ANNUAL              AND/OR              ANNUAL
                                            OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                             EXPENSES         REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --
  Class 2                                      0.820%                 N/A              0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2               1.010%                 N/A              1.010%
 American Funds Growth Fund -- Class 2         0.600%                 N/A              0.600%
 American Funds Growth-Income Fund --
  Class 2                                      0.540%                 N/A              0.540%
 American Funds International Fund --
  Class 2                                      0.790%                 N/A              0.790%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                   1.070%              0.010%              1.060%  (1)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.600%              0.010%              0.590%
 Mutual Shares Securities Fund --
  Class 2                                      1.030%                 N/A              1.030%
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.480%              0.010%              1.470%
 Templeton Growth Securities Fund --
  Class 2                                      1.040%                 N/A              1.040%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial
  Class                                        1.010%              0.110%              0.900%
 MFS(R) Growth Series -- Initial Class         0.860%                 N/A              0.860%
 MFS(R) Investors Growth Stock Series
  --Initial Class                              0.860%                 N/A              0.860%
 MFS(R) Investors Trust Series --
  Initial Class                                0.860%                 N/A              0.860%
 MFS(R) Total Return Series -- Initial
  Class                                        0.820%                 N/A              0.820%
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Balanced Portfolio
  --Class Y                                    1.080%                 N/A              1.080%  (2)
 Morgan Stanley -- Capital Growth
  Portfolio -- Class Y                         1.160%                 N/A              1.160%
 Morgan Stanley -- Capital
  Opportunities Portfolio -- Class Y           1.480%                 N/A              1.480%
 Morgan Stanley -- Dividend Growth
  Portfolio -- Class Y                         0.970%                 N/A              0.970%  (3)
 Morgan Stanley -- Equally-Weighted
  S&P 500 Portfolio -- Class Y                 0.620%                 N/A              0.620%  (4)
 Morgan Stanley -- Flexible Income
  Portfolio -- Class Y                         1.180%                 N/A              1.180%
 Morgan Stanley -- Focus Growth
  Portfolio -- Class Y                         1.020%                 N/A              1.020%
 Morgan Stanley -- Global
  Infrastructure Portfolio -- Class Y          1.670%                 N/A              1.670%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                                 SERVICE
                                            MANAGEMENT           (12B-1)              OTHER
UNDERLYING FUND:                               FEE                FEES*              EXPENSES
--------------------------------------------------------------------------------------------------
 Morgan Stanley -- Mid Cap Growth
  Portfolio -- Class Y                         0.420%              0.250%              0.420%
 Morgan Stanley -- Money Market
  Portfolio -- Class Y                         0.450%              0.250%              0.110%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Van Kampen -- UIF Core Plus Fixed
  Income Portfolio -- Class I                  0.380%                 N/A              0.340%
 Van Kampen -- UIF Emerging Markets
  Debt Portfolio -- Class I                    0.750%                 N/A              0.330%
 Van Kampen -- UIF Emerging Markets
  Equity Portfolio -- Class I                  1.230%                 N/A              0.380%
 Van Kampen -- UIF High Yield
  Portfolio -- Class I                         0.420%                 N/A              0.400%
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class I                         0.720%                 N/A              0.300%
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income
  Portfolio -- Class II                        0.570%              0.250%              0.050%

                                                               CONTRACTUAL
                                              TOTAL             FEE WAIVER          NET TOTAL
                                              ANNUAL              AND/OR              ANNUAL
                                            OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                             EXPENSES         REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
 Morgan Stanley -- Mid Cap Growth
  Portfolio -- Class Y                         1.090%                 N/A              1.090%
 Morgan Stanley -- Money Market
  Portfolio -- Class Y                         0.810%                 N/A              0.810%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Van Kampen -- UIF Core Plus Fixed
  Income Portfolio -- Class I                  0.730%                 N/A              0.730%  (5)
 Van Kampen -- UIF Emerging Markets
  Debt Portfolio -- Class I                    1.090%                 N/A              1.090%  (6)
 Van Kampen -- UIF Emerging Markets
  Equity Portfolio -- Class I                  1.620%                 N/A              1.620%  (7)
 Van Kampen -- UIF High Yield
  Portfolio -- Class I                         0.830%                 N/A              0.830%  (8)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class I                         1.030%                 N/A              1.030%  (9)(10)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income
  Portfolio -- Class II                        0.870%                 N/A              0.870%  (11)

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Balanced Portfolio (Class Y) will be merged into Invesco V.I. Select Dimensions Balanced Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Balanced Fund is added as an investment option to your Contract and all references to Morgan Stanley -- Balanced Portfolio are deleted.

(3) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Dividend Growth Portfolio (Class Y) will be merged into Invesco V.I. Select Dimensions Dividend Growth Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Dividend Growth Fund is added as an investment option to your Contract and all references to Morgan Stanley -- Dividend Growth Portfolio are deleted.

(4) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Equally-Weighted S&P 500 Portfolio (Class Y) will be merged into Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund is added as an investment option to your Contract and all references to Morgan Stanley -- Equally-Weighted S&P 500 Portfolio are deleted.

(5) Effective June 1, 2010, the Portfolio's name will change to UIF Core Plus Fixed Income Portfolio.

(6) Effective June 1, 2010, the Portfolio's name will change to UIF Emerging Markets Debt Portfolio.

(7) Effective June 1, 2010, the Portfolio's name will change to UIF Emerging Markets Equity Portfolio.

(8) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF High Yield Portfolio (Class I) will be merged into Invesco Van Kampen V.I. High Yield Fund (Series I) effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. High Yield Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF High Yield Portfolio are deleted.

(9) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.

(10) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio (Class I) will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund (Series I) effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.

(11) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Growth and Income Portfolio (Class II) will be merged into Invesco Van Kampen V.I. Growth and Income Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Growth and Income Fund is added as an investment option to your Contract and all references to Van Kampen LIT Growth and Income Portfolio are deleted.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --    Seeks to make your investment grow over      Capital Research and Management Company
  Class 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 American Funds Global Small             Seeks to make your investment grow over      Capital Research and Management Company
  Capitalization Fund -- Class 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 American Funds Growth-Income Fund --    Seeks to make your investment grow and       Capital Research and Management Company
  Class 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 American Funds International Fund --    Seeks to make your investment grow over      Capital Research and Management Company
  Class 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth           Seeks long-term capital growth               Franklin Advisers, Inc.
  Securities Fund -- Class 2 (1)
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 Templeton Developing Markets            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  Securities Fund -- Class 1
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial    Seeks capital appreciation                   MFS Investment Management
  Class (2)+
 MFS(R) Growth Series -- Initial Class   Seeks capital appreciation                   MFS Investment Management
  (3)

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series    Seeks capital appreciation                   MFS Investment Management
  -- Initial Class
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Balanced Portfolio    Seeks to provide capital growth with         Morgan Stanley Investment Advisors Inc.
  -- Class Y (8)                         reasonable current income
 Morgan Stanley -- Capital Growth        Seeks long term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y (4)
 Morgan Stanley -- Capital               Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Opportunities Portfolio -- Class Y
 Morgan Stanley -- Dividend Growth       Seeks to provide reasonable current income   Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y (9)               and long-term growth of income and capital
 Morgan Stanley -- Equally-Weighted S&P  Seeks to achieve a high level of total       Morgan Stanley Investment Advisors Inc.
  500 Portfolio -- Class Y (10)          return on its assets through a combination
                                         of capital appreciation and current income
 Morgan Stanley -- Flexible Income       Seeks, as a primary objective, to earn a     Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y                   high level of current income and, as a
                                         secondary objective, to maximize total
                                         return, but only to the extent consistent
                                         with its primary objective
 Morgan Stanley -- Focus Growth          Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y (5)
 Morgan Stanley -- Global                Seeks both capital appreciation and current  Morgan Stanley Investment Advisors Inc.
  Infrastructure Portfolio -- Class Y    income                                       Sub-advised by Morgan Stanley Investment
  (6)+                                                                                Management Limited
 Morgan Stanley -- Mid Cap Growth        Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y (7)
 Morgan Stanley -- Money Market          Seeks high current income, preservation of   Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y                   capital and liquidity
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Van Kampen -- UIF Core Plus Fixed       Above-average total return over a market     Morgan Stanley Investment Management Inc.
  Income Portfolio -- Class I (11)       cycle of three to five years by investing
                                         primarily in a diversified portfolio of
                                         fixed income securities
 Van Kampen -- UIF Emerging Markets      High total return by investing primarily in  Morgan Stanley Investment Management Inc.
  Debt Portfolio -- Class I (12)         fixed income securities of government and
                                         government-related issuers and, to a lesser
                                         extent, of corporate issuers in emerging
                                         market countries
 Van Kampen -- UIF Emerging Markets      Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.
  Equity Portfolio -- Class I (13)       primarily in growth-oriented equity
                                         securities of issuers in emerging market
                                         countries
 Van Kampen -- UIF High Yield Portfolio  Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  -- Class I (14)                        cycle of three to five years by investing    doing business in certain instances as Van
                                         primarily in a diversified portfolio of      Kampen
                                         high yield securities

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Van Kampen -- UIF U.S. Mid Cap Value    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  Portfolio -- Class I (15)              cycle of three to five years by investing    doing business in certain instances as Van
                                         in common stocks and other equity            Kampen
                                         securities
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income        Seeks to provide long-term growth of         Van Kampen Asset Management
  Portfolio -- Class II (16)             capital and income primarily through
                                         investments in common stocks

+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.

NOTES

(1)  Formerly Franklin Small Cap Fund

(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class

(3)  Formerly MFS(R) Emerging Growth Series -- Initial Class

(4)  Formerly Morgan Stanley -- Growth Portfolio -- Class Y

(5)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y

(6)  Formerly Morgan Stanley -- Utilities Portfolio -- Class Y

(7)  Formerly Morgan Stanley -- Developing Growth Portfolio -- Class Y

(8) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Balanced Portfolio (Class Y) will be merged into Invesco V.I. Select Dimensions Balanced Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Balanced Fund is added as an investment option to your Contract and all references to Morgan Stanley -- Balanced Portfolio are deleted.

(9) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Dividend Growth Portfolio (Class Y) will be merged into Invesco V.I. Select Dimensions Dividend Growth Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Dividend Growth Fund is added as an investment option to your Contract and all references to Morgan Stanley -- Dividend Growth Portfolio are deleted.

(10) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Equally-Weighted S&P 500 Portfolio (Class Y) will be merged into Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund is added as an investment option to your Contract and all references to Morgan Stanley -- Equally-Weighted S&P 500 Portfolio are deleted.

(11) Effective June 1, 2010, the Portfolio's name will change to UIF Core Plus Fixed Income Portfolio.

(12) Effective June 1, 2010, the Portfolio's name will change to UIF Emerging Markets Debt Portfolio.

(13) Effective June 1, 2010, the Portfolio's name will change to UIF Emerging Markets Equity Portfolio.

(14) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF High Yield Portfolio (Class I) will be merged into Invesco Van Kampen V.I. High Yield Fund (Series I) effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. High Yield Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF High Yield Portfolio are deleted.

(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio (Class I) will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund (Series I) effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.

(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Growth and Income Portfolio (Class II) will be merged into Invesco Van Kampen V.I. Growth and Income Fund (Series II) effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Growth and Income Fund is added as an investment option to your Contract and all references to Van Kampen LIT Growth and Income Portfolio are deleted.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT USin the prospectus:

For the fiscal year ended December 31, 2009, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,284,200 (excluding indirect benefits received by offering HLS Funds as investment options).

3. YOUR POLICY

The following paragraph is added to "Contract Rights" section of YOUR POLICY in the prospectus:

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2009 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.

6. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.6 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

7. CONFIRMATION STATEMENTS

The following paragraph is added to "Premium Payment Flexibility" section of PREMIUMS in the prospectus:

When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction.

8. WITHDRAWALS FROM YOUR POLICY

The following amends the "Surrender" section of MAKING WITHDRAWALS FROM YOUR POLICY in the prospectus:

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request), whichever is later.

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9. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

10. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district

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court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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